Note 9 - Rehabilitation Provisions	12 Months Ended
Nov. 30, 2024
Statement Line Items [Line Items]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
9.	Rehabilitation Provisions

The Whistler Project's exploration activities are subject to State of Alaska laws and regulations governing the protection of the environment. The Whistler Project rehabilitation provision is valued under the following assumptions:

	November 30,	November 30,
	2024	2023
Undiscounted amount of estimated cash flows (US$)	386	386
Life expectancy (years)	9	10
Inflation rate	2.00%	2.00%
Discount rate	4.18%	4.37%

In July 2017, the Company acquired the Yellowknife Project and assumed a provision for reclamation of $490 related to the restoration of the camp sites. During the year ended November 30, 2024, the rehabilitation provision for the Yellowknife Project was revised higher due to changes in the estimated timing of reclamation activities and updated assumptions regarding reclamation costs. The Yellowknife Project rehabilitation provision is expected to be settled in October 2030 and is valued under the following assumptions:

	November 30,	November 30,
	2024	2023
Undiscounted amount of estimated cash flows (CA$)	591	490
Life expectancy (years)	6	2
Inflation rate	2.46%	2.37%
Discount rate	2.93%	4.20%

The following table summarizes the movements in the rehabilitation provisions:

	November 30,	November 30,
	2024	2023
	($)	($)
Balance at the beginning of year	888	791
Accretion	37	35
Change in estimate	80	59
Foreign currency translation adjustments	15	3
Total	1,020	888